Employee Benefit Plans (Schedule Of Accumulated Other Comprehensive Income) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Accumulated Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans [Roll Forward]
Amortization	$ 4.0	$ 2.9	$ 2.6
Net loss (gain) (before tax)
Accumulated Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans [Roll Forward]
Accumulated other comprehensive income (net of tax), Beginning Balance	70.2
Amortization	(4.0)
Net Actuarial loss	15.5
Foreign currency exchange rates change	0.3
Income tax change	0.0
Accumulated other comprehensive income (net of tax), Ending Balance	82.0	70.2
Deferred income taxes
Accumulated Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans [Roll Forward]
Deferred income taxes, beginning balance	(19.0)
Amortization	0.0
Net Actuarial loss	0.0
Foreign currency exchange rates change	0.0
Income tax change	(2.8)
Deferred income taxes, ending balance	(21.8)	(19.0)
Accumulated other comprehensive (income) loss (net of tax)
Accumulated Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans [Roll Forward]
Accumulated other comprehensive income (net of tax), beginning balance	51.2
Amortization	(4.0)
Net Actuarial loss	15.5
Foreign currency exchange rates change	0.3
Income tax change	(2.8)
Accumulated other comprehensive income (net of tax), ending balance	$ 60.2	$ 51.2